                               [ULTRA SERIES FUND]




PROSPECTUS                                                      OCTOBER 30, 2006
--------------------------------------------------------------------------------



                          Conservative Allocation Fund

                            Moderate Allocation Fund

                           Aggressive Allocation Fund






As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.




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

                                TABLE OF CONTENTS


                                                                        PAGE
    THE FUND
         Conservative Allocation Fund.....................................1
         Moderate Allocation Fund.........................................3
         Aggressive Allocation Fund.......................................5
         Expenses.........................................................7

    THE SHARES
         Offer............................................................8
         Purchase and Redemption..........................................8
         Frequent Trading................................................ 9
         Dividends.......................................................10
         Pricing of Fund Shares..........................................10
         Taxes...........................................................11

    MORE ABOUT ULTRA SERIES FUND
         Investment Adviser..............................................11
         Portfolio Management............................................12
         Inquiries.......................................................12
         Financial Highlights............................................12






Additional information about each fund's investments is available in the Statement of Additional Information (SAI), and the annual and semiannual reports to shareholders. In particular, the annual reports will discuss the relevant market conditions and investment strategies used by the portfolio manager(s) that materially affected performance during the prior fiscal year. You may get a copy of the most recent of these reports at no cost by calling 1-800-798-5500.

Please note that an investment in any of these funds is not a deposit in a credit union or other financial institution and is neither insured nor endorsed in any way by any credit union, other financial institution, or government agency. Such an investment involves certain risks, including loss of principal, and is not guaranteed to result in positive investment gains. The investment objectives of the funds are "fundamental" meaning they cannot be changed without shareholder approval. These funds may not achieve their objectives.

--------------------------------------------------------------------------------
                          CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE - What is this fund's goal?

The CONSERVATIVE ALLOCATION FUND seeks income, capital appreciation and relative stability of value.
--------------------------------------------------------------------------------

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    you want a core investment

- seek higher potential returns than bond funds and are willing to accept moderate risk of volatility

-    want a well-diversified and relatively stable investment allocation

                                       or

-    are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

-    are investing for maximum return over a long time horizon

                                       or

-    need absolute stability of your principal.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Conservative Allocation Fund invests primarily in shares of underlying funds. The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by MEMBERS Capital Advisors (MCA), the fund's investment adviser. Under normal circumstances the fund's total net assets will be allocated among asset classes and underlying funds, including Exchange Traded Funds (ETFs), in the following proportions:

      0-20%    money market funds
     40-80%    debt securities (e.g. bond funds);
      0-20%    below investment grade debt securities (e.g. high income funds);
      0-40%    equity securities (e.g. U.S. stock funds);
      0-20%    foreign securities (e.g. international stock and bond funds);
      0-20%    alternative asset classes (no funds identified at this time).

MCA will employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

- Asset allocation optimization analysis which considers the covariance between asset class returns (the degree to which returns in different asset classes do or do not move together), and the fund's aim to achieve a favorable overall risk profile for a given expected level of portfolio return.

- Scenario analysis which analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect each portfolio under different economic and market conditions.

- Fundamental analysis which draws upon the adviser's entire staff of equity and fixed income professionals to judge each asset class against current and potential market conditions. Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

The SEC has adopted new regulations that permit a registered investment company to invest not only in underlying funds managed by its investment adviser, MEMBERS Capital Advisors (MCA), but also in underlying funds managed by other investment advisers. The new regulation is effective July 31, 2006. Beginning on the effective date, this fund intends to take advantage of these new regulations and will invest in underlying funds managed by MCA as well as funds managed by other investment advisers.

--------------------------------------------------------------------------------

PRINCIPAL RISKS
What are the main risks of investing in this fund?

The fund is a fund of funds, meaning that it invests primarily in the shares of other registered investment companies (the "underlying funds"), including those whose shares trade on a stock exchange ("exchange traded funds" or ETFs). Thus, the fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment.

The fund, through the underlying funds, is most subject to INTEREST RATE RISK, the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

The fund, through the underlying funds, is also subject to CREDIT RISK, the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also PREPAYMENT/EXTENSION risk, which is the chance that a rise or fall in interest rates will reduce/extend

--------------------------------------------------------------------------------

                          CONSERVATIVE ALLOCATION FUND


PRINCIPAL RISKS (continued from previous page)

the life of a mortgage-backed security by increasing/decreasing mortgage prepayments typically reducing the underlying fund's return. To the extent that the underlying funds invest in NON-INVESTMENT GRADE SECURITIES (i.e., "junk" bonds), the fund is also subject to above-average credit, market and other risks.

While the majority of the fund's assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the fund invests in underlying funds that invest in equities, this fund is subject to MARKET RISK, the risk that the value of an investment may fluctuate in response to stock market movements.

To the extent that the fund invests in FOREIGN SECURITIES, it will be subject to the risks related to such securities. A further discussion of the risks associated with FOREIGN SECURITIES is included in the principal risks section of the International Stock Fund page and in the SAI.

The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Additionally, the fund is subject to ASSET ALLOCATION RISK, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.


PERFORMANCE INFORMATION IS NOT AVAILABLE BECAUSE THE FUND IS NEW. PERFORMANCE INFORMATION WILL BE AVAILABLE ONCE THE FUND HAS COMPLETED ONE CALENDAR YEAR.

--------------------------------------------------------------------------------
                            MODERATE ALLOCATION FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE - What is this fund's goal?

The MODERATE ALLOCATION FUND seeks capital appreciation, income and moderated market risk.
--------------------------------------------------------------------------------

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    want a well-diversified investment allocation

- have long term investment goals but are more concerned with the stability than with the growth of your investment

-    need a core investment

                                       or

- seek a reasonable total return over the long term irrespective of its form (i.e., capital gains or ordinary income)

You may want to invest fewer of your assets in this fund if you:

-    are investing for maximum return over a long time horizon

                                       or

-    require a high degree of stability of your principal.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Moderate Allocation Fund invests primarily in shares of underlying funds. The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by MEMBERS Capital Advisors (MCA), the fund's investment adviser. Under normal circumstances the fund's total net assets will be allocated among asset classes and underlying funds, including Exchange Traded Funds (ETFs), in the following proportions:

      0-15%    money market funds;
     20-60%    debt securities (e.g. bond funds);
      0-30%    below investment grade debt securities (e.g. high income funds);
     30-70%    equity securities (e.g. U.S. stock funds);
      0-30%    foreign securities (e.g. international stock and bond funds);
      0-20%    alternative asset classes (no funds identified at this time).

MCA will employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

- Asset allocation optimization analysis which considers the covariance between asset class returns (the degree to which returns in different asset classes do or do not move together), and the fund's aim to achieve a favorable overall risk profile for a given expected level of portfolio return.

- Scenario analysis which analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect each portfolio under different economic and market conditions.

- Fundamental analysis which draws upon the adviser's entire staff of equity and fixed income professionals to judge each asset class against current and potential market conditions. Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

The SEC has adopted new regulations that permit a registered investment company to invest not only in underlying funds managed by its investment adviser, MEMBERS Capital Advisors (MCA), but also in underlying funds managed by other investment advisers. The new regulation is effective July 31, 2006. Beginning on the effective date, this fund intends to take advantage of these new regulations and will invest in underlying funds managed by MCA as well as funds managed by other investment advisers.

--------------------------------------------------------------------------------

PRINCIPAL RISKS
What are the main risks of investing in this fund?

The fund is a fund of funds, meaning that it invests primarily in the shares of other registered investment companies (the "underlying funds"), including those whose shares trade on a stock exchange ("exchange traded funds" or ETFs). Thus, the fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment.

The fund, through the underlying funds, is subject to both MARKET RISK and INTEREST RATE RISK, meaning the value of your investment will fluctuate in response to stock and bond market movements and changes in interest rates. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.

                            MODERATE ALLOCATION FUND


PRINCIPAL RISKS (continued from previous page)
To the extent that the underlying funds invest in the following securities, the fund may be affected by additional risks relating to those securities:

     -    NON-INVESTMENT GRADE SECURITIES
     -    FOREIGN SECURITIES
     -    MORTGAGE-BACKED SECURITIES

Issuers of non-investment grade securities are typically in weak financial health and their ability to pay principal and interest is uncertain. Foreign securities have additional risks relating to the rate of currency exchange and varying political situations. Mortgage-backed securities are subject to PREPAYMENT and EXTENSION RISKS. These risks are more fully explained elsewhere in this prospectus and in the SAI.

The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Additionally, the fund is subject to ASSET ALLOCATION RISK, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.


PERFORMANCE INFORMATION IS NOT AVAILABLE BECAUSE THE FUND IS NEW. PERFORMANCE INFORMATION WILL BE AVAILABLE ONCE THE FUND HAS COMPLETED ONE CALENDAR YEAR.

--------------------------------------------------------------------------------
                           AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE - What is this fund's goal?

The AGGRESSIVE ALLOCATION FUND seeks capital appreciation.
--------------------------------------------------------------------------------

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    have a longer investment time horizon

- are willing to accept significantly greater risk for the potential of higher long-term returns

-    want to diversify your investments

                                       or

- are investing for retirement or other goals that are many years in the future.


You may want to invest fewer of your assets in this fund if you:

-    are investing with a shorter investment time horizon in mind

                                       or

-    are uncomfortable with an investment whose value may vary substantially.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Aggressive Allocation Fund invests primarily in shares of underlying funds. The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by MEMBERS Capital Advisors (MCA), the fund's investment adviser. Under normal circumstances the fund's total net assets will be allocated among asset classes and underlying funds, including ETFs, in the following proportions:

      0- 10%    money market funds;
      0- 50%    debt securities, all of which could be in below investment grade debt securities
                (e.g. bond and high income funds);
     50-100%    equity securities (e.g. U.S. stock funds);
      0- 40%    foreign securities (e.g. international stock and bond funds);
      0- 20%    alternative asset classes (no funds identified at this time).

MCA will employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

     - Asset allocation optimization analysis which considers the covariance between asset class returns (the degree to which returns in different asset classes do or do not move together), and the fund's aim to achieve a favorable overall risk profile for a given expected level of portfolio return.

     - Scenario analysis which analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect each portfolio under different economic and market conditions.

     - Fundamental analysis which draws upon the adviser's entire staff of equity and fixed income professionals to judge each asset class against current and potential market conditions. Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

The SEC has adopted new regulations that permit a registered investment company to invest not only in underlying funds managed by its investment adviser, MEMBERS Capital Advisors (MCA), but also in underlying funds managed by other investment advisers. The new regulation is effective July 31, 2006. Beginning on the effective date, this fund intends to take advantage of these new regulations and will invest in underlying funds managed by MCA as well as funds managed by other investment advisers.

--------------------------------------------------------------------------------

PRINCIPAL RISKS
What are the main risks of investing in this fund?

The fund is a fund of funds, meaning that it invests primarily in the shares of other registered investment companies (the "underlying funds"), including those whose shares trade on a stock exchange ("exchange traded funds" or "ETFs"). Thus, the fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment.

The fund, through the underlying funds, is most subject to MARKET RISK, the risk that the value of an investment will fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market. To the extent that the fund invests in underlying funds that invest in debt securities, the fund may also be subject to INTEREST RATE RISK.

                           AGGRESSIVE ALLOCATION FUND


PRINCIPAL RISKS (continued from previous page)
To the extent that the underlying funds invest in the following securities, the fund may be affected by additional risks relating to those securities:

     -    NON-INVESTMENT GRADE SECURITIES
     -    FOREIGN SECURITIES

Issuers of non-investment grade securities are typically in weak financial health and their ability to pay principal and interest is uncertain. Foreign securities have additional risks relating to the rate of currency exchange and varying political situations. The risks of international investing are higher in EMERGING MARKETS such as those of Latin America, Africa, Asia and Eastern Europe. These risks are more fully explained elsewhere in this prospectus and in the SAI.

The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Additionally, the fund is subject to ASSET ALLOCATION RISK, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.


PERFORMANCE INFORMATION IS NOT AVAILABLE BECAUSE THE FUND IS NEW. PERFORMANCE INFORMATION WILL BE AVAILABLE ONCE THE FUND HAS COMPLETED ONE CALENDAR YEAR.

EXPENSES

This table describes the expenses that you may pay if you buy and hold shares of the fund. Shareholder fees do not reflect any expenses, fees, and charges paid under your variable contract or retirement or pension plan. If these expenses, fees, and charges were included, your costs would be higher.

SHAREHOLDER TRANSACTION EXPENSES (paid directly from your investment):  None

ANNUAL FUND OPERATING EXPENSES (deducted from fund assets and reflected in the share price):



--------------------------------------------------------------------------------
                                                                 TOTAL ANNUAL
FUND                           MANAGEMENT(1)    OTHER(2)      OPERATING EXPENSES
--------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION          0.20%(3)        0.01%(4)           0.21%(5)
--------------------------------------------------------------------------------
MODERATE ALLOCATION              0.20%(3)        0.01%(4)           0.21%(5)
--------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION            0.20%(3)        0.01%(4)           0.21%(5)
--------------------------------------------------------------------------------

(1) Management fees are amounts paid to the investment adviser for managing the funds' investments and administering fund operations.

(2) Other expenses consisting of trustees', auditors' and compliance fees; interest on borrowings; any taxes and extraordinary expenses reflect actual expenses incurred by the funds during the period ended December 31, 2005.

(3) The investment advisor has contractually agreed to reduce the management fee of the Conservative Allocation, Moderate Allocation and Aggressive Allocation (collectively, the "ALLOCATION FUNDS"), from 0.30% to 0.20% until at least May 1, 2007.

(4) Since the Allocation Funds are new, and have no operating history, we have estimated the expenses each fund will incur in the coming year. Actual expenses may be greater or less than those shown.

(5) The Total Annual Operating Expenses for the Allocation Funds do not include the expenses of the underlying funds in which the Allocation Funds invest. Because the underlying funds that each Allocation Fund invests in will vary, as will the proportion of each Allocation Fund's assets invested in each underlying fund, it is not possible to determine precisely the amount of underlying fund expenses that each Allocation Fund will bear. However, the total annual operating expenses of the underlying funds in which the Allocation Funds currently invest range from 0.55% to 1.20%, so the underlying fund expenses borne by the Allocation Funds will be somewhere in that range.

EXAMPLES

The examples shown below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples show what expenses you would pay if you invested $10,000 in each fund over the various time periods indicated. The examples assume that the average annual return for each fund was 5% and that the funds' total annual operating expenses remain the same.

Although your actual costs may be higher or lower, assuming that total operating expenses remain the same and that you redeemed your entire investment at the end of each period, your total estimated expenses would be:

--------------------------------------------------------------------------------
FUND                                          1 YEAR          3 YEARS
--------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION(1)                    $  92           $  287
--------------------------------------------------------------------------------
MODERATE ALLOCATION(1)                          112              350
--------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION(1)                        143              443
--------------------------------------------------------------------------------

(1) Since the Allocation Funds are new, and have no operating history, we have estimated the total annual operating expenses of each fund, including the underlying funds that each allocation fund invests, as follows:
     CONSERVATIVE ALLOCATION FUND 0.90%; MODERATE ALLOCATION FUND 1.10%; AND AGGRESSIVE ALLOCATION FUND 1.40%. The data reflected in the table is calculated using these estimates. Because the underlying funds that each Allocation Fund invests in will vary, as will the proportion of each Allocation Fund's assets invested in each underlying fund, it is not possible to determine precisely the amount of underlying fund expenses that each Allocation Fund will bear. Actual expenses may be greater or less than those shown.

These examples are for comparison purposes only and are not a representation of the funds' actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown above. The example does not reflect any expenses, fees, and charges paid under your variable contract or retirement or pension plan nor does it reflect any of the underlying fund expenses. If these expenses, fees, and charges were included, your costs would be higher.

                                   THE SHARES

OFFER

The Ultra Series Fund offers one class of shares through this prospectus, Class
Z. Generally Class Z shares are offered to separate accounts ("Accounts") of CUNA Mutual Life Insurance Company and to qualified pension and retirement plans of CUNA Mutual Group ("Plans"). The Ultra Series Fund may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Fund does not offer shares directly to the general public.

The Ultra Series Fund has entered into an agreement with CUNA Mutual Life Insurance Company, the sponsor of each Account, and with each Plan (a "participation agreement"), setting forth the terms and conditions pursuant to which the Accounts and Plans purchase and redeem shares of the funds.

Investments in the Ultra Series Fund by accounts of insurance companies are made through either variable annuity or variable life insurance contracts ("variable contracts"). Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts, and the assets of each subaccount are invested (without sales or redemption charges) in shares of the fund corresponding to that subaccount.

CONFLICTS

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of such contract owners and Plan participants that invest in the funds. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more such classes of investors could be disadvantaged. The Ultra Series Fund (the "Trust") currently does not foresee any such disadvantage to owners of variable contracts or to Plan participants. Nonetheless, the Board of Trustees monitors the funds for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determine to exist, the life insurer investing in the Trust will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts and Plans might be required to withdraw its investment in one or more funds or substitute shares of one fund for another. This might force a fund to sell its portfolio securities at a disadvantageous price.

PURCHASE AND REDEMPTION

For each day on which a fund's net asset value (NAV) is calculated, the Accounts transmit to the funds any orders to purchase or redeem shares of the funds based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, Plans transmit to the funds any orders to purchase or redeem shares of the fund(s) based on the instructions of Plan trustees or participants. Accounts and Plans purchase and redeem shares of each fund at the fund's NAV per share calculated as of the day the Trust receives the order, although such purchases and redemptions may be executed the next morning. Shares are purchased and redeemed at NAV without the deduction of sales or redemption charges. Payment for shares redeemed will be made within seven days after receipt of a proper notice or redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

For a more detailed description of the procedures for allocating value in a subaccount to a portfolio of the Trust, owners of individual variable contracts should refer to the separate prospectus for their contracts. Plan participants should refer to their Plan documents for more detail concerning allocation of investments among portfolios.

Notwithstanding the foregoing, the Trust reserves the right to refuse to sell shares to the Accounts if such sales are not in the Trust's or appropriate fund's best interests. For example, the Trust may reject purchase orders from Accounts when such orders appear to be part of a pattern of large purchases and redemptions that, in the opinion of the Trust, may reflect the net efforts of variable contract owners to time the market or arbitrage the changing value of a fund's assets between daily pricing.

FREQUENT TRADING

The Trust has a policy of making reasonable efforts to deter frequent purchases and redemptions of large amounts of shares of any fund that may disrupt orderly management of the funds' investment portfolio ("disruptive trading"). As investment vehicles for variable contracts and qualified pension and retirement plans, which are designed as long-term investments, the funds are not appropriate for frequent trading or other trading strategies that entail rapid or frequent investment and disinvestment with regard to any fund or market sector.

Such practices often disrupt the orderly management of a fund's investment portfolio by, among other things:

     - requiring more than optimal amounts of assets to be invested in money market instruments or other very liquid holdings
     - necessitating premature liquidation of certain investments at unfavorable prices
     - increasing brokerage commissions and other portfolio transaction expenses

Likewise, exploiting potential uncertainty about the value of certain portfolio investments when a fund calculates its NAV often dilutes that value of investments held by long-term investors. In addition, such practices may give rise to irreconcilable conflicts of interest between owners of different types of variable contracts and plan participants, or otherwise cause the Trust to breach participation agreements.

The Trust's Board of Trustees has adopted policies and procedures reasonably designed to detect and deter disruptive trading. The Trust's policies include:
(1) a policy of not knowingly accommodating variable contract owner and plan participant transactions that result in disruptive trading, (2) a policy of applying any future restrictions on the volume or number of purchases of fund shares uniformly to all accounts and plans without exception, and (3) a policy permitting procedures to vary among funds provided that procedures related to restrictions on the volume or number of purchases of shares for a particular fund apply uniformly to all accounts and plans investing in the funds. At the current time, the procedures do not include specific restrictions on the volume or number of purchases of any fund's shares.

Currently, the only shareholders of the Trust are the CUNA Mutual Life Variable Annuity Account and CUNA Mutual Life Variable Life Account (the Accounts), and several retirement and pension plans (the "Plan") to which CUNA Mutual Insurance Society ("CMIS") is the plan record keeper. Although each Account and Plan typically makes either one purchase or redemption of shares of each fund each day, the Trust does not consider such transactions disruptive to a fund unless they are large in relation to the fund's size and not the random result of net variable contract owner transactions in an Account or participant transactions in a Plan. However, the Trust considers large purchases or redemptions of shares resulting from contract owners or plan participants engaging in: (1) "frequent trading," (2) attempted arbitrage based on the potential for uncertainty in the value of certain portfolio investments at the time the fund computes its NAV, or
(3) other trading strategies that entail rapid or frequent transfers of contract value from one subaccount of an Account to another or from one investment option in a Plan to another, to be disruptive trading and will take appropriate action to deter such trading, including adoption of specific procedures appropriate to the circumstances. Because any disruptive trading would occur in the Accounts or the Plans, the Trust has adopted, as its own, the disruptive trading policy of CUNA Mutual Life Insurance Company ("CMLIC") for the Accounts and the disruptive trading policy of CMIS for the Plans. The two policies are substantially the same and provide for CMLIC to monitor individual contract value transfer patterns and for CMIS to monitor individual participant transaction patterns, to identify those that exceed certain frequency and/or amount thresholds that, in the past, have been indicators of potential disruptive trading. The monitoring process generates reports regarding such transactions that CMLIC or CMIS examine to determine if disruptive trading has taken place.

CMLIC applies the policies and procedures for each Account uniformly to all variable contracts issued through that Account. CMIS applies its policies and procedures for each Plan uniformly to all participants in that Plan.

The Trust may adopt redemption fees for shares of one or more funds, but as of the date of this prospectus has not done so.

In addition to adopting procedures, the Trust may take other actions to stop disruptive trading such as ceasing sales of additional shares of one or more funds to an Account through which offending variable contract owners may be operating or to a Plan through which offending participants may be operating. In such an event, all other owners of contracts issued through that Account or participants in that Plan would be disadvantaged. Because actions taken to deter disruptive


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

trading may be particular to the Account or Plan in question, the Trust may not take such action on a uniform basis for all Accounts or Plans.

Although the Trust will endeavor to ensure that each Account or Plan can and does identify and deter disruptive trading by its variable contract owners or participant, it cannot be certain that any particular control will operate to deter all activity that can result in disruptive trading or guarantee their success at deterrence. Therefore, an investment in any of the funds is subject to the risks of disruptive trading.

DIVIDENDS

Dividends of the various funds in the Ultra Series Fund are distributed to each fund's corresponding separate account for variable contracts and qualified pension or retirement plans and automatically reinvested in the applicable Ultra Series Fund shares.

Dividends from the Money Market Fund are declared and reinvested daily in full and fractional shares of the Money Market Fund.

Dividends of ordinary income from the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds are declared and reinvested annually in full and fractional shares. Dividends of capital gains from these funds are declared and reinvested at least annually in full and fractional shares. In no event will capital gain dividends be declared and paid more frequently than allowed under SEC rules.

The funds' distributions may be subject to federal income tax. An exchange of fund shares may also be treated as a sale of fund shares and any gain on the transaction may be subject to federal income tax.

PRICING OF FUND SHARES

The funds' shares will be purchased and redeemed at the shares' NAV without sales or redemption charges. The NAV per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 3:00 p.m. Central Time) by dividing the net assets of each fund and class by the number of shares outstanding of that fund and class. Transaction requests received after 3:00 p.m. Central Time will be processed by using the next day's NAV.

For all funds, a fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Since the assets of each Allocation Fund consist primarily of shares of the underlying funds, the NAV of each Allocation Fund is determined based on the NAVs of the underlying funds.

Because each Allocation Fund will only invest in underlying funds, government securities and short-term paper, it is not anticipated that MCA will need to "fair" value any of the investments of the Allocation Funds. However, an underlying fund may need to "fair" value one or more of its investments. The following fair valuation policy is followed by MCA with respect to the underlying funds that it advises. It is anticipated that unaffiliated underlying funds will have a fair valuation policy that is somewhat similar.

If quotations are not readily available for a security or other portfolio investment, or if it is believed that a quotation or other market price for a security or other portfolio investment does not represent its fair value, MEMBERS Capital Advisors may value the security or investment using procedures approved by the funds' board of trustees that are designed to establish its "fair" value. The "fair valuation" procedures may be used to value any investment of any Fund in the appropriate circumstances. Securities and other investments valued at their "fair" value entail significantly greater valuation risk than do securities and other investments valued at an established market value.

MEMBERS Capital Advisors relies on its fair value procedures most often in connection with FOREIGN SECURITIES whose principal trading market(s) is outside the U.S. and/or are denominated in a foreign currency. From time to time, events occur that affect the issuers of such foreign securities or the securities themselves, or information about the issuer or securities becomes available, after the close of trading in the securities but before 3:00 p.m. Central Time. In these situations, the fair value of the foreign security may be something other than the last available quotation or other market price. With regard to such foreign securities, the fair valuation procedures include consultation with an independent "fair value" pricing service. Nonetheless, MEMBERS Capital Advisors separately evaluates each such foreign security and


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

may, in conformity with the fair valuation procedures, establish a different fair value than that reached by the independent pricing service or other financial institutions or investment managers.

Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about their issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by MEMBERS Capital Advisors under the fair valuation procedures for any security or other investment may vary from the last quoted sale price or market close price, or from the value given to the same security or investment by: (1) an independent pricing service, (2) other financial institutions or investment managers, or (3) MEMBERS Capital Advisors had it used a different methodology to value the security. The Fund and MEMBERS Capital Advisors cannot assure that a security or other portfolio investment can be sold at the fair value assigned to it at any time.

To the extent the funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the funds do not price their shares, the NAV of such funds' shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Federal securities regulations will be followed in case of an emergency that interferes with valuation of shares. More information about the calculation of NAV is in the SAI.

TAXES

For federal income tax purposes, each fund will be treated as a separate entity. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the separate accounts of insurance companies or to qualified plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.

The shareholders of the funds are qualified pension and profit sharing plans and the separate accounts of life insurance companies. Under current law, plan participants and owners of variable life insurance and annuity contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the separate prospectuses for such contracts.

For more information about the tax status of the funds, see "Taxes" in the SAI.

                          MORE ABOUT ULTRA SERIES FUND

INVESTMENT ADVISER

The investment adviser for the Ultra Series Fund is MEMBERS Capital Advisors, Inc. (MCA), 5910 Mineral Point Road, Madison, WI 53705. MCA was established on July 6, 1982. It provides investment advice to the investment portfolios of the CUNA Mutual Group (CUNA Mutual Insurance Society, its "permanent affiliate" CUNA Mutual Life Insurance Company and their subsidiaries and affiliates), and MEMBERS Mutual Funds. MCA has over $13.5 billion of assets under management as of December 31, 2005. MCA manages all funds using a team approach consisting of a lead portfolio manager, supporting analysts, and the guidance of MCA's other equity and fixed income portfolio managers.

As payment for its services as the investment adviser, MCA receives a management fee based of 0.30% (contractually reduced to 0.20% until at least May 1, 2007) for the Allocation Funds based upon the average daily net assets of each fund, which is computed and accrued daily and paid monthly. This amount does not include the management fees paid by the underlying funds to their investment advisers. No management fees were paid to MCA for the previous fiscal year because the Allocation Funds did not begin operations until June 30, 2006.

In addition to providing portfolio management services, MCA also provides or arranges for the provision of substantially all other services required by the funds. Such services include all administrative, accounting and legal services, as well as the services of custodians, transfer agents, and dividend disbursing agents.


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


A discussion regarding the basis for the approval of the Funds' investment advisory contracts by the Funds' Board of Trustees is contained in the Funds' annual report to shareholders for the period ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Allocation Funds are managed by Scott D. Opsal, CFA. Mr. Opsal, Managing Director, Portfolio Manager, Equities of MEMBERS Capital Advisors, has been involved in portfolio management for all stock funds since he joined the firm in 2003 and also serves as portfolio manager for the Large Cap Value Fund. He also serves as utilities stock analyst supporting all of the MCA-managed stock portfolios and leads the development and implementation of common stock analysis and portfolio risk management tools used throughout the common stock portfolio management process. Prior to joining MEMBERS Capital Advisors, Mr. Opsal served as analyst, portfolio manager, Director of Research and Chief Investment Officer with Invista Capital Management. (1983-2002).

INFORMATION REGARDING THE PORTFOLIO MANAGER'S COMPENSATION, OWNERSHIP OF SECURITIES IN THE FUNDS AND THE OTHER ACCOUNTS MANAGED CAN BE FOUND IN THE SAI.

INQUIRIES

If you have any questions regarding the Ultra Series Fund, please contact: CUNA Mutual Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677; telephone:
1-800-798-5500.

FINANCIAL HIGHLIGHTS

Financial highlights are not available because the Allocation Funds are new. Financial highlights will be included once the Allocation Funds have audited financial statements covering a period of at least six months.





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


The following documents contain more information about the funds and are available free upon request:

Statement of Additional Information (SAI). The SAI contains additional information about the funds. A current SAI has been filed with the SEC and is incorporated herein by reference.

Annual and Semiannual Reports. The funds' annual and semiannual reports provide additional information about the funds' investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year.

Requesting Documents. You may request copies of these documents or request further information about the funds either by contacting your broker or by contacting the Fund at: Ultra Series Fund, CUNA Mutual Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677; telephone: 1-800-798-5500

Public Information. You can review and copy information about the funds, including the SAI, at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. Reports and other information about the funds also are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, 100 F Street, NE, Room 1580, Washington, D.C. 20549-0102.

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The funds are available to the public only through the purchase of Class Z shares by:
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     (1)  certain individual variable life insurance contracts or variable annuity contracts; or
     (2) certain group variable annuity contracts for qualified pension and retirement plans.

When used in connection with individual variable annuity contracts or variable life insurance contracts, this prospectus must be accompanied by prospectuses for those contracts. When distributed to qualified pension and retirement plans or to participants of such plans, this prospectus may be accompanied by disclosure materials relating to such plans which should be read in conjunction with this prospectus.
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                                            Investment Company File No. 811-4815






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